Financial Instruments - Summary of Fair Value Measurement of Financial Assets and Financial Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 180	$ 371
Carrying value, Derivative financial instruments	294	491
Carrying value, Long-term receivables	24,172	31,910
Carrying value, Derivative financial instruments	180	371
Carrying value, Long-term debt – Notes	266,865	267,810
Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	280,295	284,605
Long-term receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	27,471	35,696
Level 1 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 1 [member] | Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 1 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Level 1 [member] | Long-term receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		180
Level 2 [member] | Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		280,295
Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	294
Level 2 [member] | Long-term receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	27,471
Level 3 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 3 [member] | Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 3 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Level 3 [member] | Long-term receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets